JOINT VENTURES AND ASSOCIATES	9 Months Ended
Mar. 31, 2023
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13.   JOINT VENTURES AND ASSOCIATES

	03/31/2023	06/30/2022
Assets
Synertech Industrias S.A.	35,892,032	35,646,740
Indrasa Biotecnología S.A.	—	70,466
Alfalfa Technologies S.R.L.	44,840	74,827
Moolec Science Limited	—	2,759,059
Moolec Science S.A.	3,248,873	3,000
	39,185,745	38,554,092

On December 28, 2022, Bioceres has contributed all of its ownership in Moolec Sciente Limited to Moolec Science S.A. (“Moolec Science”) in exchange of 1,560,000 ordinary shares. Our total ownership in Moolec Science as of March 31, 2023 reached 1,860,000 ordinary shares.

	03/31/2023	06/30/2022
Liabilities
Trigall Genetics S.A.	221,014	717,948
	221,014	717,948

Share of profit or loss of joint ventures and associates:

	03/31/2023	03/31/2022
Trigall Genetics S.A.	496,934	828,307
Synertech Industrias S.A.	337,543	(48,882)
Moolec Science Limited	—	(114,709)
Moolec Science S.A.	482,989	—
Indrasa Biotecnología S.A.	(57,033)	50,417
	1,260,433	715,133

Changes in joint ventures investments

	03/31/2023	03/31/2022
As of the beginning of the period	37,836,144	29,378,923
Revaluation of property, plant and equipment	—	(606,746)
Share-based incentives	3,825	—
Loss of participation Indrasa Biotecnología S.A.	(13,433)	—
Foreign currency translation	(122,238)	5,845,969
Share of profit or loss	1,260,433	715,133
As of the end of the period	38,964,731	35,333,279